Other Assets (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 04, 2020	Aug. 31, 2019	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Investments (Textual)
Impairment of investment						$ 330,340	$ 768,459
Payment of investment				$ 1,500,000		$ 3,500,000
Impairment loss							7,438,324
Additional subsequent impairment loss							2,244,834
Impairment charge							$ 9,683,158
TV Azteca [Member]
Investments (Textual)
Payment of investment	$ 1,500,000	$ 3,500,000
ESA [Member]
Investments (Textual)
Investment percentage owned				25.00%		25.00%
Payment of investment			$ 1,238,631
Impairment of investment			$ 600,000